USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.7%
Pipelines	75.7%
Antero Midstream Corp.	2.2%	324,380	3,526,011
Cheniere Energy, Inc.	8.6%	98,010	13,589,086
DT Midstream, Inc.	4.4%	126,623	6,870,564
Enbridge, Inc.	9.7%	332,341	15,317,597
EnLink Midstream LLC(a)	3.8%	625,863	6,039,578
Equitrans Midstream Corp.	2.5%	455,452	3,844,015
Gibson Energy, Inc.	1.8%	144,417	2,891,693
Hess Midstream LP – Class A	1.7%	89,690	2,690,700
Keyera Corp.	2.7%	165,806	4,206,711
Kinder Morgan, Inc.	4.6%	383,963	7,260,740
ONEOK, Inc.	6.8%	152,395	10,763,659
Pembina Pipeline Corp.	4.3%	180,990	6,805,224
Plains GP Holdings LP – Class A(a)	4.4%	596,068	6,884,585
Targa Resources Corp.	9.3%	192,864	14,555,446
TC Energy Corp.	4.4%	121,685	6,865,468
Williams Cos., Inc. (The)	4.5%	210,401	7,029,497
			119,140,574
Total Common Stocks (Cost $90,206,841)	75.7%		119,140,574
Master Limited Partnerships	23.6%
Pipelines	23.6%
Crestwood Equity Partners LP	1.0%	51,258	1,533,639
DCP Midstream LP	1.0%	46,639	1,565,205
Energy Transfer LP	6.5%	919,671	10,291,119
Enterprise Products Partners LP	7.8%	472,427	12,193,341
Holly Energy Partners LP	0.2%	18,183	321,657
Magellan Midstream Partners LP	1.3%	40,730	1,998,621
MPLX LP	3.8%	181,440	6,020,179
Western Midstream Partners LP	2.0%	126,690	3,195,122
			37,118,883

Total Master Limited Partnerships (Cost $28,780,088)	23.6%		37,118,883
Money Market Funds	0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19% (Cost $956,863)	0.6%	956,863	956,863
Total Investments (Cost $119,943,792)	99.9%		157,216,320
Other Assets in Excess of Liabilities	0.1%		113,833
Total Net Assets	100.0%		$157,330,153

(a)	Non-income producing security.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited) (continued)

Summary of Investments by Country^
United States	77.0%
Canada	23.0
100.0%

Summary of Investments by Sector^
Energy	99.4%
Money Market Fund	0.6
100.0%

^	As a percentage of total investments.